Document and Entity Information	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	INVENTRUST PROPERTIES CORP.
Entity Incorporation State Country Code	MD
Entity File Number	001-40896
Entity Tax Identification Number	34-2019608
Entity Address Address Line 1	3025 Highland Parkway
Entity Address City Or Town	Downers Grove
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60515
City Area Code	855
Local Phone Number	377-0510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001307748
Amendment Flag	false